OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 573,834
Net defined benefit liability (asset) - ending balance	703,788	$ 573,834
Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	1,456,677	1,975,462
Transfers, new participants and funding of the plan	(15)	157
Total expense	191,730	166,827
Remeasurements	48,726	(136,137)
Translation differences	178,167	(399,929)
Contributions paid	(167,736)	(149,703)
Net defined benefit liability (asset) - ending balance	$ 1,707,549	$ 1,456,677